TAXATION - Reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Statutory income tax rate	25.00%	25.00%	25.00%